Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Lease term		5 years
Agreement terminates, date	May 31, 2024
Lease payment	$ 18	$ 435	$ 564	$ 578
Sublease agreement			$ 90